Chartwell Mid Cap Value Fund

(Ticker Symbol: BERCX)

Chartwell Short Duration High Yield Fund

(Ticker Symbol: CWFIX)

Each a series of The Chartwell Funds (the “Trust”)

Supplement to the Prospectus and Statement of Additional Information

dated March 1, 2018 as supplemented

The Chartwell Mid Cap Value Fund and the Chartwell Short Duration High Yield Fund currently operate as diversified funds under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the Prospectus and the Statement of Additional Information (“SAI”), each dated March 1, 2018, as supplemented, are amended as follows:

Prospectus

For the Chartwell Mid Cap Value Fund, the last paragraph under the “Principal Investment Strategies” section on page 8 is deleted and replaced with the following:

When managing the Fund’s portfolio, the Advisor uses two basic guidelines: (1) the investment in any single issuer (at the time of purchase) will comprise less than 5% of the total value of the assets in the portfolio; and (2) the investment in any one sector (at the time of purchase) will not exceed the greater of: (i) 150% of the benchmark sector weight, or (ii) 5% of the total value of the assets in the portfolio. Under normal market conditions, the Advisor intends to follow these investment guidelines.

For the Chartwell Mid Cap Value Fund, under the “Principal Risks of Investing” section, the “Non-Diversification Risk” described on page 10 is deleted.

For the Chartwell Short Duration High Yield Fund, the last paragraph under the “Principal Investment Strategies” section beginning on page 13 is deleted.

For the Chartwell Short Duration High Yield Fund, under the “Principal Risks of Investing” section, the “Non-Diversification Risk” described on page 15 is deleted.

For the Chartwell Mid Cap Value Fund, the last paragraph under the “Principal Investment Strategies” section beginning on page 27 is deleted and replaced with the following.

When managing the Fund’s portfolio, the Advisor uses two basic guidelines: (1) the investment in any single issuer (at the time of purchase) will comprise less than 5% of the total value of the assets in the portfolio; and (2) the investment in any one sector (at the time of purchase) will not exceed the greater of: (i) 150% of the benchmark sector weight, or (ii) 5% of the total value of the assets in the portfolio. Under normal market conditions, the Advisor intends to follow these investment guidelines.

For the Chartwell Short Duration High Yield Fund, the last paragraph under the “Principal Investment Strategies” section beginning on page 28 is deleted.

The “Non-Diversification Risk” listed on the risk table on page 32 of the “Principal Risks of Investing in the Funds” section is hereby deleted.

The “Non-Diversification Risk” description on page 35 of the “Principal Risks of Investing in the Funds” section is hereby deleted.

SAI

The section “The Trust and The Funds” which begins on page B-3 of the SAI is amended to delete the last paragraph and replace it with the following:

Each Fund operates as a diversified series of the Trust, which means the Funds are subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). With respect to 75% of its total assets, a diversified fund may not: (1) invest more than 5% of its total assets in the securities of a single issuer, and (2) hold more than 10% of the outstanding voting securities of a single issuer. However, the diversification of a Fund’s holdings is measured at the time of purchase and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects the value of several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified series.

Please retain this Supplement with your records.